LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 14—LEASES

The Company has entered into various non-cancellable operating and finance lease agreements for certain of the Company’s offices, manufacturing and warehouse facilities, retail and service locations, equipment and vehicles, worldwide. The Company has determined if an arrangement is a lease, or contains a lease, including embedded leases, at inception and records the leases in the Company’s financial statements upon later of ASC 842 adoption date of January 1, 2021, or lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Our assessed lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Certain operating leases provide for annual increases to lease payments based on an index or rate. The Company estimates the annual increase in lease payments based on the index or rate at the lease commencement date, for both the Company’s historical leases and for new leases commencing after January 1, 2021. Differences between the estimated lease payment and actual payment are expensed as incurred. Lease expense for finance lease payments is recognized as amortization expense of the finance lease ROU asset and interest expense on the finance lease liability over the lease term.

The balances for the operating and finance leases where the Company is the lessee are presented as follows within the Company’s consolidated balance sheet (in thousands):

As of
December 31, 2021
Operating leases:
Operating lease right-of-use assets	$161,974

Other current liabilities	$11,056
Other long-term liabilities	185,323
Total operating lease liabilities	$196,379

Finance leases:
Property, plant and equipment, net	10,567
Total finance lease assets	$10,567

Finance lease liabilities, current portion	$4,183
Finance lease liabilities, net of current portion	6,083
Total finance lease liabilities	$10,266

The components of lease expense are as follows within the Company’s consolidated statement of operations (in thousands):

Year Ended
December 31, 2021
Operating lease expense:
Operating lease expense (1)	$31,097
Variable lease expense	2,406

Finance lease expense:
Amortization of leased assets	$3,020
Interest on lease liabilities	460
Total finance lease expense	$3,480
Total lease expense	$36,983
(1)	Includes short-term leases, which are immaterial.

Other information related to leases where the Company is the lessee is as follows:

As of
December 31, 2021
Weighted-average remaining lease term (in years):
Operating leases	7.8
Finance leases	2.5

Weighted-average discount rate:
Operating leases	10.98%
Finance leases	5.58%

Supplemental cash flow information related to leases where the Company is the lessee is as follows (in thousands):

Year Ended
December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$10,019
Operating cash flows from finance leases (interest payments)	460
Financing cash flows from finance leases	3,088
Leased assets obtained in exchange for new operating lease liabilities	84,078
Leased assets obtained in exchange for new finance lease liabilities	9,693

As of December 31, 2021, the maturities of the Company’s operating and finance lease liabilities (excluding short-term leases) were as follows (in thousands):

	Operating Leases	Finance Leases
2022	$32,075	$4,628
2023	38,898	4,275
2024	39,346	1,674
2025	38,525	210
2026	34,791	196
Thereafter	117,215	—
Total minimum lease payments	300,850	10,983
Less: Interest	(104,471)	(717)
Present value of lease obligations	196,379	10,266
Less: Current portion	11,056	4,183
Long-term portion of lease obligations	$185,323	$6,083

Under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2020 are as follows (in thousands):

	Operating Leases	Finance Leases
2021	$25,490	$1,729
2022	28,837	1,547
2023	27,633	1,174
2024	28,207	9
2025	27,474	—
Thereafter	116,155	—
Total minimum lease payments	$253,796	4,459
Less: Interest		(1,202)
Present value of lease obligations		3,257
Less: Current portion		(1,261)
Long-term portion of lease obligations		$1,996